Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,012	$ 1,072
Less: accumulated depreciation	(979)	(987)
Property and equipment, net	33	85
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	767	820
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	68	70
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 177	$ 182